Nov. 01, 2017
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2017
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2017
Columbia Convertible Securities Fund	7/1/2017
Columbia Global Strategic Equity Fund	6/1/2017
Columbia Large Cap Enhanced Core Fund	7/1/2017
Columbia Large Cap Growth Fund III	7/1/2017
Columbia Large Cap Index Fund	7/1/2017
Columbia Mid Cap Index Fund	7/1/2017
Columbia Mid Cap Value Fund	7/1/2017
Columbia Overseas Value Fund	7/1/2017
Columbia Select Global Growth Fund	7/1/2017
Columbia Select International Equity Fund	7/1/2017
Columbia Select Large Cap Equity Fund	7/1/2017
Columbia Short Term Bond Fund	8/1/2017
Columbia Short Term Municipal Bond Fund	9/1/2017
Columbia Small Cap Index Fund	7/1/2017
Columbia Small Cap Value Fund II	7/1/2017
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	8/1/2017
Columbia Alternative Beta Fund	10/1/2017
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2017
Columbia Balanced Fund	1/1/2017
Columbia Bond Fund	9/1/2017
Columbia California Tax-Exempt Fund	3/1/2017
Columbia Contrarian Core Fund	1/1/2017
Columbia Corporate Income Fund	9/1/2017
Columbia Disciplined Small Core Fund	1/1/2017
Columbia Diversified Absolute Return Fund	10/1/2017
Columbia Diversified Real Return Fund	6/1/2017
Columbia Dividend Income Fund	10/1/2017
Columbia Emerging Markets Fund	1/1/2017
Columbia Global Dividend Opportunity Fund	1/1/2017
Columbia Global Energy and Natural Resources Fund	1/1/2017
Columbia Global Technology Growth Fund	1/1/2017
Columbia Greater China Fund	1/1/2017
Columbia High Yield Municipal Fund	10/1/2017
Columbia Mid Cap Growth Fund	1/1/2017
Columbia Multi-Asset Income Fund	9/1/2017
Columbia New York Tax-Exempt Fund	3/1/2017
Columbia Pacific/Asia Fund	8/1/2017
Columbia Real Estate Equity Fund	5/1/2017
Columbia Select Large Cap Growth Fund	8/1/2017
Columbia Small Cap Growth Fund I	1/1/2017
Columbia Small Cap Value Fund I	9/1/2017
Columbia Strategic Income Fund	3/1/2017
Columbia Total Return Bond Fund	9/1/2017
Columbia U.S. Treasury Index Fund	9/1/2017
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2017
Columbia Asia Pacific ex-Japan Fund	3/1/2017
Columbia Capital Allocation Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Conservative Portfolio	6/1/2017
Columbia Capital Allocation Moderate Portfolio	6/1/2017
Columbia Commodity Strategy Fund	10/1/2017
Columbia Diversified Equity Income Fund	10/1/2017
Columbia Dividend Opportunity Fund	10/1/2017
Columbia Emerging Markets Bond Fund	3/1/2017
Columbia European Equity Fund	3/1/2017
Columbia Flexible Capital Income Fund	10/1/2017
Columbia Global Bond Fund	3/1/2017
Columbia Global Equity Value Fund	7/1/2017
Columbia Global Infrastructure Fund	9/1/2017
Columbia High Yield Bond Fund	10/1/2017
Columbia Income Builder Fund	6/1/2017
Columbia Mortgage Opportunities Fund	10/1/2017
Columbia Select Global Equity Fund	3/1/2017
Columbia Select Large-Cap Value Fund	10/1/2017
Columbia Select Smaller-Cap Value Fund	10/1/2017
Columbia Seligman Communications and Information Fund	10/1/2017
Columbia Seligman Global Technology Fund	3/1/2017
Columbia Small/Mid Cap Value Fund	10/1/2017
Columbia U.S. Government Mortgage Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.